Summary of Impact on Pension Benefit Obligation (Details) (Parenthetical) - Pension defined benefit plans [member]	12 Months Ended
Dec. 31, 2021
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Change in percentage, increase	0.25%
Change in percentage, decrease	0.25%
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Change in percentage, increase	0.25%
Change in percentage, decrease	0.25%
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Change in percentage, increase	0.25%
Change in percentage, decrease	0.25%
Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Change in mortality, increase	1 year
Change in mortality, decrease	1 year